Fees Summary	Mar. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,366,304.00
Previously Paid Amount	0.00
Total Fee Amount	11,997.88
Total Offset Amount	$ 11,997.88
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 78,366,304.00
Final Prospectus	true